Investment Objectives and Goals - Defiance China Robotics ETF	Aug. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance China Robotics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance China Robotics ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive China Humanoid Robotics Index (the “Index”).